Document and Entity Information	Apr. 03, 2018
Prospectus:
Document Type	497
Document Period End Date	Apr. 03, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Apr. 03, 2018
Document Effective Date	Apr. 03, 2018
Prospectus Date	May 01, 2017
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSACX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSIBX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSLLX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSAAX